UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [ ] a restatement
                                  [ ]  adds new holdings entries

Institutional Investment Manager Filing this report:

Name:  Greenhaven Associates, Inc.
       Three Manhattanville Road
       Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Executive Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY     July 16, 2007
------------------------            ------------     -------------
[Signature]                         [City, State]    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

--------------------------          ------------------------------------------
[Repeat as necessary.]
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
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               COL 1                COL 2       COL 3            COL 4     COL 5               COL 6                   COL 7
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                                   TITLE OF                      VALUE    PRINCIPAL                 SHARED
                                     CLASS      CUSIP           ($000)     AMOUNT       SOLE        OTHER         SOLE        NONE
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
3M CO (MMM)                         COMMON     88579Y101        432,084   4,978,500     621,500    4,357,000     621,500   4,357,000
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Advance Auto Parts (AAP)            COMMON     00751Y106        169,975   4,193,800     694,000    3,499,800     694,000   3,499,800
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American Int'l Group (AIG)          COMMON     026874107        466,999   6,668,550   1,131,500    5,537,050   1,131,500   5,537,050
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI)  COMMON     12189T104        218,405   2,565,250     238,500    2,326,750     238,500   2,326,750
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc. (C)                  COMMON     172967101         58,009   1,131,000           -    1,131,000           -   1,131,000
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp (CSX)                      COMMON     126408103          8,948     198,500           -      198,500           -     198,500
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General Electric Co (GE)            COMMON     369604103        498,853  13,031,700   2,126,000   10,905,700   2,126,000  10,905,700
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial (HIG)            COMMON     416515104        452,383   4,592,250     727,000    3,865,250     727,000   3,865,250
------------------------------------------------------------------------------------------------------------------------------------
Honda Motors (HMC)                  COMMON     438128308        257,717   7,101,600     840,000    6,261,600     840,000   6,261,600
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IBM (IBM)                           COMMON     459200101         57,919     550,300           -      550,300           -     550,300
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Macy's, Inc. (M)                    COMMON     31410H101            525      13,188           -       13,188           -      13,188
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Norfolk Southern Corp (NSC)         COMMON     655844108        109,361   2,080,300     229,000    1,851,300     229,000   1,851,300
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Plains All Amer Pipeline LP (PAA)   COMMON     726503105         11,457     180,000      90,000       90,000      90,000      90,000
------------------------------------------------------------------------------------------------------------------------------------
Rainmaker Systems (RMKR)            COMMON     750875304            533      75,000      75,000            -      75,000           -
------------------------------------------------------------------------------------------------------------------------------------
RHJ Int'L (RHJIF)                   COMMON     749561205         32,252   1,632,025   1,184,400      447,625   1,184,400     447,625
------------------------------------------------------------------------------------------------------------------------------------
Smurfit Stone (SSCC)                COMMON     832727101         54,212   4,073,000   2,120,000    1,953,000   2,120,000   1,953,000
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Toyota Motor Corp [TM]              COMMON     892331307        377,835   3,001,550     301,000    2,700,550     301,000   2,700,550
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Union Pacific Corp (UNP)            COMMON     907818108        534,083   4,638,150     754,000    3,884,150     754,000   3,884,150
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UNUM Group (UNM)                    COMMON     91529Y106        170,983   6,548,550     682,500    5,866,050     682,500   5,866,050
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YARA International (YARIY)          COMMON     984851204          3,999     132,500           -      132,500           -     132,500
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                                                             $3,916,532
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